Discontinued operations and assets held for sale - Result from discontinued operations (Details) - EUR (€) € / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Collaboration revenues	€ 1,082,324,000	€ 240,786,000	€ 239,724,000
Total net revenues	1,112,248,000	275,649,000	239,724,000
Cost of sales	(29,736,000)	(34,863,000)
Research and development expenses	(459,421,000)	(335,459,000)	(241,294,000)
Sales and marketing expenses	(6,100,000)	(17,193,000)	(5,676,000)
General and administrative expenses	(147,333,000)	(117,245,000)	(128,289,000)
Other operating income	53,493,000	40,773,000	47,272,000
Other income	53,493,000	40,773,000	47,272,000
Operating loss	295,039,000	(188,338,000)	(88,263,000)
Fair value adjustments and net currency exchange differences	(39,356,000)	95,795,000	16,252,000
Other financial income	48,051,000	91,128,000	80,249,000
Other financial expenses	(2,863,000)	(1,670,000)	(2,613,000)
Income/loss before tax	300,871,000	(3,085,000)	5,625,000
Net income from discontinued operations	€ 1,392,000	€ 75,364,000	€ 215,685,000
Weighted average number of shares - Basic	65,897	65,897	65,884
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,897	65,897	65,884
Discontinued Operations [Member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Product net sales		€ 11,475,000	€ 112,339,000
Collaboration revenues		26,041,000	431,465,000
Total net revenues		37,516,000	543,804,000
Cost of sales		(1,693,000)	(18,022,000)
Research and development expenses	€ (11,708,000)	(8,152,000)	(190,177,000)
Sales and marketing expenses	(932,000)	(11,520,000)	(113,356,000)
General and administrative expenses	(94,000)	(1,087,000)	(17,989,000)
Other operating income	11,933,000	56,180,000	13,003,000
Operating loss	(801,000)	71,244,000	217,262,000
Fair value adjustments and net currency exchange differences			(13,000)
Other financial income	2,676,000	4,230,000	679,000
Other financial expenses		(12,000)	(167,000)
Income/loss before tax	1,875,000	75,462,000	217,761,000
Income taxes	(483,000)	(98,000)	(2,076,000)
Net income from discontinued operations	€ 1,392,000	€ 75,364,000	€ 215,685,000
Basic earnings/loss (-) per share from discontinued operations	€ 0.02	€ 1.14	€ 3.27
Diluted earnings/loss (-) per share from discontinued operations.	€ 0.02	€ 1.14	€ 3.27
Weighted average number of shares - Basic	65,897	65,897	65,884
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,901	65,942	65,933
Jyseleca business, classified as held for sale
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Collaboration revenues		€ 26,000,000
Gain on disposal of subsidiaries		€ 52,500,000